CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues:
-Non-related parties	$ 3,413,769	$ 3,101,113	$ 3,624,687
-Related parties	62,726	99,470	119,825
Total net revenues	3,476,495	3,200,583	3,744,512
Cost of revenues:
-Non-related parties	2,756,687	2,424,476	2,894,611
-Related parties	29,894	57,610	74,819
Total cost of revenues	2,786,581	2,482,086	2,969,430
Gross profit	689,914	718,497	775,082
Operating expenses:
Selling and distribution expenses	224,243	180,326	165,402
General and administrative expenses	225,597	242,783	245,376
Research and development expenses	45,167	47,045	44,193
Other operating income, net	(25,523)	(10,536)	(44,546)
Total operating expenses	469,484	459,618	410,425
Income from operations	220,430	258,879	364,657
Other income (expenses):
Interest expense	(71,874)	(81,326)	(106,032)
Interest income	9,306	12,039	11,207
Gain (loss) on change in fair value of derivatives, net	50,001	(22,218)	(19,230)
Foreign exchange gain (loss)	(64,820)	10,370	6,529
Investment income (loss)	(8,559)	1,929	41,361
Other expenses, net	(85,946)	(79,206)	(66,165)
Income before income taxes and equity in earnings of unconsolidated investees	134,484	179,673	298,492
Income tax benefit (expense)	1,983	(42,066)	(61,969)
Equity in earnings (loss) of unconsolidated investees	10,779	28,948	5,908
Net income	147,246	166,555	242,431
Less: net income (loss) attributable to non-controlling interests	543	(5,030)	5,361
Net income attributable to Canadian Solar Inc.	$ 146,703	$ 171,585	$ 237,070
Earnings per share - basic	$ 2.46	$ 2.88	$ 4.02
Shares used in computation - basic	59,575,898	59,633,855	58,914,540
Earnings per share - diluted	$ 2.38	$ 2.83	$ 3.88
Shares used in computation - diluted	62,306,819	60,777,696	62,291,670